Fees Summary	Apr. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,541,920.00
Previously Paid Amount	0.00
Total Fee Amount	2,379.47
Total Offset Amount	0.00
Net Fee	2,379.47
Narrative - Max Aggregate Offering Price	$ 15,541,920.00
Final Prospectus	true